SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	$ 12,014	$ 1,555	[1]	$ 1,386	[1]
Payroll and related expenses
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	5,012	301		334
Share-based payments
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	387	65		20
Professional services
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	1,778	947		883
Samples
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	1,569
Travel and related expenses
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	2,236	81		23
Office related expenses, net
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	395	86		53
Other
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	$ 637	$ 75		$ 73

[1]	*Reclassified to conform to the current year presentation.